Note Trust preferred securities (Financial data pertaining to the different trusts) (Detail) - Trust Preferred Securities Subject To Mandatory Redemption - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
BanPonce Trust I
Debt Disclosure [Line Items]
Capital securities	[1],[2],[3]	$ 52,865	$ 52,865
Distribution rate	[1],[2],[3]	8.327	8.327
Common securities	[1],[2],[3]	$ 1,637	$ 1,637
Junior subordinated deferrable interest debentures	[1],[2],[3]	$ 54,502	$ 54,502
Stated maturity date		February 2027	February 2027
Popular Capital Trust I
Debt Disclosure [Line Items]
Capital securities	[4],[5],[6]	$ 181,063	$ 181,063
Distribution rate	[4],[5],[6]	6.700	6.700
Common securities	[4],[5],[6]	$ 5,601	$ 5,601
Junior subordinated deferrable interest debentures	[4],[5],[6]	$ 186,664	$ 186,664
Stated maturity date		November 2033	November 2033
Popular North America Capital Trust I
Debt Disclosure [Line Items]
Capital securities	[2],[3],[5]	$ 91,651	$ 91,651
Distribution rate	[2],[3],[5]	6.564	6.564
Common securities	[2],[3],[5]	$ 2,835	$ 2,835
Junior subordinated deferrable interest debentures	[2],[3],[5]	$ 94,486	$ 94,486
Stated maturity date		September 2034	September 2034
Popular Capital Trust II
Debt Disclosure [Line Items]
Capital securities	[4],[5],[6]	$ 101,023	$ 101,023
Distribution rate	[4],[5],[6]	6.125	6.125
Common securities	[4],[5],[6]	$ 3,125	$ 3,125
Junior subordinated deferrable interest debentures	[4],[5],[6]	$ 104,148	$ 104,148
Stated maturity date		December 2034	December 2034

[1]	Same as [5] above, except that the investment company event does not apply for early redemption.
[2]	Statutory business trust that is wholly-owned by Popular North America and indirectly wholly-owned by the Corporation.
[3]

The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[4]	Statutory business trust that is wholly-owned by the Corporation.
[5]

The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100 % of the principal amount, plus accrued and unpaid interest to the date of redemption . The maturity of the junior s ubordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates ( i ) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in w hole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

[6]	These capital securities are full y and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.